Revenue Analysis and Segment Information	12 Months Ended
Dec. 31, 2024
Revenue Analysis and Segment Information [Abstract]
REVENUE ANALYSIS AND SEGMENT INFORMATION
15.	REVENUE ANALYSIS AND SEGMENT INFORMATION

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from Commodity trading.

Disaggregated information of revenues by business lines are as follows:

	For the year ended December 31, 2024		For the year ended December 31, 2023		For the year ended December 31, 2022
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Commodity trading	214,340	92.6%	68,409	74.0%	255,586	98.3%
Cryptocurrency mining	9,258	4.0%	18,898	20.4%	329	0.1%
Hosting service	6,506	2.8%	2,365	2.6%	-	-%
Other	1,320	0.6%	2,744	3.0%	4,111	1.6%
Total	231,424	100.0%	92,416	100.0%	260,026	100.0%

The Company’s operations are all based in the PRC, hence, management do not prepare disaggregated information of revenues by geographic locations.

Segment Reporting

SOS Ltd. (“SOS”) refers to the ultimate parent or the registrant, a Cayman Islands exempt company.

China SOS Ltd (“China SOS”) is a Hong Kong corporation.

WFOE refers to Qingdao SOS Investment Management Co., Ltd. (“WFOE”), a PRC corporation.

VIE refers to Qingdao SOS Industrial Holding Co., Ltd. (“VIE”), a PRC corporation.

Subsidiaries outside China include Yong Bao Two Ltd. (“YBT,” a British Virgin Islands company), FWD Ltd. (“FWD,” British Virgin Islands company), SOS Information Technology New York Inc.(“SOSNY,” a New York corporation), FD LLC (“FD,” a Nevada corporation), Future Technology Global Ltd. (“FTHK,” a Hong Kong corporation), Canada XX Exchange Ltd.(“CXXE,” a Canada corporation) and US XX Exchange Ltd. (“USXXE,” a Colorado corporation).

Subsidiaries inside China refers to the VIE’s subsidiaries, including SOS Information Technology Co.,Ltd (“SOSIT”), Inner Mongolia SOS Insurance Agency Co., Ltd (“IMSOS”); and directly owned subsidiaries including SOS International Trading Co., Ltd (“SOSINT”), Qingdao SOS Investment LLP (“SOSIL”), Qingdao SOS Digital Technologies Ltd. (“SOSDT”), Common Prosperity Technology Co., Ltd. (“SOSCP”), SOS Ronghe Digital Technology Co., Ltd. (“SOSRD”), Weigou International Trading Co., Ltd (“SOSWI”), Shuyun International Trading Co., Ltd (“SOSSI”), SOS Auto Service Co., Ltd. (“SOSAS”), and Chexiaoer Technology Co., Ltd (“SOSCX”).

	For the Years Ended December 31,
	2024	2023	2022
Reportable segment revenues	$231,424	$92,416	$260,026
Revenue, net – Commodity trading	214,430	68,456	255,575
Revenue, net –Cryptocurrency mining	9,258	18,898	329
Revenue, net – Others	7,827	5,694	5,642
Eliminations	(91)	(632)	(1,520)
Cost of revenues	(224,383)	(78,234)	(270,597)
Cost of revenues-Commodity trading	(217,257)	(68,983)	(250,301)
Cost of revenues–Cryptocurrency mining	-	-	-
Cost of revenues-Others	(7,217)	(9,883)	(20,296)
Eliminations	91	632	-

Reconciling Items
Selling, general and administrative	(16,960)	(7,081)	(189,521)
Depreciation and amortization	(10,904)	(4,975)	(7,960)
Impairment of intangible assets	(781)	(970)	(8,425)
Interest income		-	424
Other Income/(expense)	5,619	(978)	(15,131)
Current income tax expense	(242)	(631)	(536)
Net loss	(16,227)	(6,421)	(230,212)

Note Revenue - net, others refers to revenue generated from cryptocurrency mining and other revenue

The following financial information has been prepared to illustrate the consolidated financial position as at December 31, 2023 and 2024 and cash flows and profit or loss and other comprehensive income for the years ended December 31, 2023 and 2024 for (i) SOS Ltd; (ii) China SOS Ltd.; (iii)WFOE; (iv) VIE; (v) Subsidiaries outside China (vi)Subsidiaries inside China. The financial information of SOS Ltd. has been extracted from: SOS Ltd’s audited consolidated statements of financial position as of December 31, 2023 and 2024, and the related consolidated statements of profit or loss and other comprehensive income and cash flows for the years ended December 31, 2022, 2023 and 2024 and the related notes, included elsewhere in this annual report.

	31-Dec-24
		China			Subsidiaries	Subsidiaries	SOS Ltd.	China SOS Ltd				Subsidiaries Outside	Subsidiaries Inside
	SOS Ltd	SOS Ltd	WFOE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (a)	WFOE Adjustment	VIE Adjustment	Inter-company Elimination	China Adjustment(b)	China Adjustment	SOS Ltd. Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	-	-		15,764	215,660					-			231,424
COST OF REVENUES	-	-	-		5,967	218,416					-			224,383
GROSS PROFIT	-	-	-	-	9,797	(2,756)	-	-	-	-	-	-	-	7,041
OPERATING EXPENSES:
General and administrative	2,677	1,951	10		10,921	1,796					-			17,355
Share-based compensation	7,735													7,735
Selling expense	-	-	-		-	2,774								2,774
Impairment					781	-								781
Profit ( Loss)on evaluation
Total operating expenses	10,421	1,951	10	-	11,702	4,570	-	-	-	-	-	-	-	28,645
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	(39)	-	-		-	5,658								5,619
Loss on acquisition
Other income(expense),net	(39)	-	-	-	-	5,658	-	-	-	-	-	-	-	5,619
Interest expense														-
Total other (expenses)income, net	(39)	-	-		-	5,658						-	-	5,619
Income from investments
INCOME(LOSS)BEFORE INCOME TAXES	(10,451)	(1,951)	(10)	-	(1,905)	(1,668)	-	-	-	-	-	-	-	(15,985)
INCOME TAXES						242								242
NET INCOME(LOSS) - CONTINUING OPERATION	(10,451)	(1,951)	(10)	-	(1,905)	(1,910)	-	-	-	-	-	-	-	(16,227)
Non-controlling interest					2,620	1								2,621
DISCONTINUED OPERATIONS:
Gain from discontinued operations	-					1								1
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS													-	1

Equity earnings in subs outside China	(10,451)	(1,951)	(10)	-	715		-
Equity earnings in subs and VIES inside China	-	-	-	-	-	(1,908)
NET PROFIT(LOSS)	(10,451)	(1,951)	(10)	-	715	(1,908)	-	-	-	-	-	-	-	(13,605)
	31-Dec-23
	SOS Ltd	China SOS Ltd	WFOE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	SOS Ltd. Adjustment (a)	China SOS Ltd Adjustment (a)	WFOE Adjustment	VIE Adjustment	Inter- company Elimination	Subsidiaries Outside China Adjustment (b)	Subsidiaries Inside China Adjustment	SOS Ltd. Consolidated
	US$	US$	US$	US $	US$	US$	US $	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	-	-	-	21,895	71,153	-	-	-	-	(632)	-	-	92,416
COST OF REVENUES	-	-	-		7,225	71,641	-	-	-	-	(632)	-	-	78,234
GROSS PROFIT	-	-	-	-	14,670	(488)	-	-	-	-	-	-	-	14,182
OPERATING EXPENSES:
General and administrative	4,047	(1,151)	68	-	7,457	637	-	-	-	-	-	-	-	11,058
Share-based compensation	7,264	-	-		-	-	-	-	-	-	-	-	-	7,264
Selling expense	-	-	-	-	-	672	-	-	-	-	-	-	-	672
Profit (Loss) on evaluation
Total operating expenses	11,311	(1,151)	68	-	7,457	1,309	-	-	-	-	-	-	-	18,994
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	-	67	1	-	205	(1,251)	-	-	-	-	-	-	-	(978)
Loss on acquisition
Other income(expense), net	-	67	1	-	205	(1,251)	-	-	-	-	-	-	-	(978)
Total other (expenses) income, net	-	67	1	-	205	(1,251)	-	-	-	-	-	-	-	(978)
Income from investments
INCOME(LOSS) BEFORE INCOME TAXES	(11,311)	1,218	(67)	-	7,418	(3,048)	-	-	-	-	-	-	-	(5,790)
INCOME TAXES						631								631
NET INCOME(LOSS) - CONTINUING OPERATION	(11,311)	1,218	(67)	-	7,418	(3,679)	-	-	-	-	-	-	-	(6,421)
Non-controlling interest	-	-	-	-	2,777	(7)	-	-	-	-	-	-	-	2,770
DISCONTINUED OPERATIONS:
Gain from discontinued operations	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Equity earnings in subs outside China	(11,311)	1,218	(67)	-	10,195	-	-	-	-	-	-	-	-	35
Equity earnings in subs and VIES inside China	-	-	-	-	-	(3,686)	-	-	-	-	-	-	-	(3,686)
NET PROFIT(LOSS)	(11,311)	1,218	(67)	-	10,195	(3,686)	-	-	-	-	-	-	-	(3,651)
	31-Dec-22
	SOS Ltd	China SOS Ltd	WFOE	VIE		Subsidiaries Outside China	Subsidiaries Inside China	SOS Ltd. Adjustment(a)	China SOS Ltd Adjustment (a)	WFOE Adjustment	VIE Adjustment	Inter- company Elimination	Subsidiaries Outside China Adjustment(b)	Subsidiaries Inside China Adjustment Consolidation Working		SOS Ltd. Consolidated
	US$	US$	US$	US$		US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	212	-	-		424	260,911	-	-	-	-	(1,521)	-	-	260,026	260,026
COST OF REVENUES	-	3,273	-	-		14,311	253,013	-	-	-	-	-	-	-	270,597	270,597
GROSS PROFIT	-	(3,061)	-	-		(13,887)	7,898	-	-	-	-	(1,521)	-	-	(10,571)	(10,571)
OPERATING EXPENSES:
General and administrative	12,623	95,343	(59)			64,190	10,128	-	-	-	-	(1,521)	-	-	180,704	180,704
Share-based compensation	14,714	-	-	-		-	-	-	-	-	-	-	-	-	14,714	14,714
Selling expense	-	-	-	-		-	8,556	-	-	-	-	-	-	-	8,556	8,556
Profit (Loss) on evaluation
Total operating expenses	27,337	95,343	(59)		-	64,190	18,684	-	-	-	-	(1,521)	-	-	203,974	203,974
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	53	(16,111)	(59)			(1,630)	2,192	-	-	-	-	-	-	-	(15,555)	(15,555)
Loss on acquisition
Other income(expense),net	53	(16,111)	(59)		-	(1,630)	2,192	-	-	-	-	-	-	-	(15,555)	(15,555)
Interest expense	-	-	-	-		424	-	-	-	-	-	-	-	-	424	(424)
Total other (expenses) income, net	-	-	-	-		-	-	-	-	-	-	-	-	-	(15,131)	(15,131)
Income from investments
INCOME(LOSS) BEFORE INCOME TAXES	(27,284)	(114,515)	-	-		(79,283)	(8,594)	-	-	-	-	-	-	-	(229,676)	(229,676)
INCOME TAXES	-	-	-	-		-	536	-	-	-	-	-	-	-	536	536
NET INCOME(LOSS) - CONTINUING OPERATION	(27,284)	(114,515)	-	-		(79,283)	(9,130)	-	-	-	-	-	-	-	(230,212)	(230,212)
Non-controlling interest	-	-	-	-		1,040	(14)	-	-	-	-	-	-	-	1,026	1,026
DISCONTINUED OPERATIONS:
Gain from discontinued operations	17,000	-	-	-		-	(16,189)	-	-	-	-	-	-	-	811	(261)
Income from disposal of discontinued operations	-	-	-	-		-	(1,072)	-	-	-	-	-	-	-	(1,072)	-
GAIN FROM DISCONTINUED OPERATIONS	-	-	-	-		-	-	-	-	-	-	-	-	-	(261)	(261)

Equity earnings in subs outside China	(10,284)	(114,515)	-	-		(78,243)	-	-	-	-	-	-	-	-	-	(203,042)
Equity earnings in subs and VIES inside China	-	-	-	-		-	(26,405)	-	-	-	-	-	-	-	-	(26,405)
NET LOSS	(10,284)	(114,515)	-	-		(78,243)	(26,405)	-	-	-	-	-	-	-	(229,447)	(229,447)

OTHER COMPREHENSIVE INCOME(LOSS)	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-
Foreign currency translation adjustment - net of tax	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-
COMPREHENSIVE INCOME(LOSS)	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-

Notes

(a)	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.

(b)	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.
	31-Dec-24
							SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WOFE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	Adjustement (a)	Adjustement (b)	Adjustement (c)	Adjustement (d)	Adjustement (e)	Adjustement (f)	China SOS Ltd. Adjustment	WOFE Adjustment	VIE Adjustment	Inter-company elimination（g）	Subsidiaries Outside China Adjustment	Subsidiaries Inside China Adjustment	SOS Ltd. Consolidated total
	US$	US$	US$	US$	$US	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$				US$
ASSETS
Current assets:
Cash and cash equivalents	19,885	157,252	825		47,593	11,929													237,484
Trading Financial Assets	200																		200
Accounts receivable,net					256	2,374													2,630
Other receivables - net	5,958	973	-		-700	287,068							-143,018			-			150,281
Amount due from related parties	-	900	-		8,100	837													9,837
Inter-company receivable	152,575	21,737	278,380		(168,299)	(318,614)	34,221												-
Inventory						33,011													33,011
Intangible assets	-	6,289	-		23,584	-													29,873
Tax recoverable	15	-	-			1,808	-										-	-	1,823
Total current assets	178,633	187,151	279,205	-	(89,466)	18,413	34,221	-	-	-	-	-	(143,018)	-	-	-	-	-	465,139
Non-current assets:
Operating lease, right-of-use assets					-														-
Property equipment and software, net	-	1,025	-		16,079	39													17,143
Goodwill						72													72

Long-term investments																			-
Investment in subsidiaries outside China	-						-				-								-
Investment in WFOE		314,335	-314,335																-
Investment in China SOS		-64,794			64,794														-
Prepaid expense																			-
Total non-current assets	-	250,566	-314,335	-	80,873	111	-	-	-	-	-	-	-	-	-	-	-	-	17,215
Total assets	178,633	437,717	(35,130)	-	(8,593)	18,524	34,221	-	-	-	-	-	(143,018)	-	-	-	-	-	482,354
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	11,359	-		-	1,152													12,511
Amount due to related parties	15	-	-		19	608				-								-	642
Operating lease liability-current					-														-
Advance from customers					-	21,498													21,498
Tax payable	-	-			-	169													169
Other payables	1,241	153,976	-		1,460	9,143							-153,976			-			11,844
Total current liabilities	1,256	165,335	-	-	1,479	32,570	-	-	-	-	-	-	(153,976)	-	-	-	-	-	46,664
Operating lease liabilty-noncurrent					-														-
Total non-current liability	-	-	-	-	-	-	-	-	-	-			-	-	-	-	-	-	-
Total liabilities	1,256	165,335	-	-	1,479	32,570	-	-	-	-	-		(153,976)	-	-	-	-	-	46,664
Non-controlling interest					(6,235)	-													(6,235)
Shareholder's equity
Paid up capital	64,849	387,283	-		70,951	(520,905)	13						-						2,191
Additional paid-in capital	200,684					521,542	39,165					-	-						761,391
Statutory Reserve						161													161
Retained earnings	(88,156)	(114,901)	-		(74,788)	(12,416)						-		-					(290,261)
Accumulated other comprehensive income (loss)			(35,130)		-	(2,428)	(4,957)						10,958						(31,557)
Total Shareholders' equity	177,377	272,382	(35,130)	-	(3,837)	(14,046)	34,221	-	-	-	-	-	10,958	-	-	-	-	-	441,925
Total Liabilities and shareholders' equity	178,633	437,717	-35,130	-	(8,593)	18,524	34,221	-	-	-	-	-	-143,018	-	-	-	-	-	482,354
	31-Dec-23
							SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WOFE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	Adjustment (a)	Adjustment (b)	Adjustment (c)	Adjustment (d)	Adjustment (e)	Adjustment (f)	China SOS Ltd. Adjustment	WOFE Adjustment	VIE Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	19,447	156,811	859	-	54,990	47,070	-	-	-	-	-	-	-	-	-	279,177
Investment securities	-	-	-	-	-	307	-	-	-	-	-	-	-	-	-	307
Accounts receivable, net	-	-	-	-	231	578	-	-	-	-	-	-	-	-	-	809
Other receivables - net	7,203	490	-	-	2,270	217,042	-	-	-	-	-	-	(147,035)	-	-	79,970
Amount due from related parties	-	900	-	-	8,100	30,582	-	-	-	-	-	-	-	-	-	39,582
Inter-company receivable	128,413	22,213	286,198	-	(146,707)	(325,302)	35,185	-	-	-	-	-	-	-	-	-
Inventory	-	-	-	-	-	32,875	-	-	-	-	-	-	-	-	-	32,875
Intangible assets	-	6,289	-	-	15,107	-	-	-	-	-	-	-	-	-	-	21,396
Tax recoverable	16	-	-	-	1	1,262	-	-	-	-	-	-	-	-	-	1,279
Total current assets	155,079	186,703	287,057	-	(66,008)	4,414	35,185	-	-	-	-	-	(147,035)	-	-	455,395
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	377	-	-	-	-	-	-	-	-	-	-	377
Property equipment and software, net	-	3,425	-	-	24,557	66	-	-	-	-	-	-	-	-	-	28,048
Goodwill	-	-	-	-	-	72	-	-	-	-	-	-	-	-	-	72

Long-term investments																-
Investment in WFOE	-	314,335	(314,335)	-	-	-	-	-	-	-	-	-	-	-	-	-
Investment in China SOS	-	(64,794)	-	-	64,794	-	-	-	-	-	-	-	-	-	-	-
Total non-current assets	-	252,966	-314,335	-	89,728	138	-	-	-	-	-	-	-	-	-	28,497
Total assets	155,079	439,669	(27,278)	-	23,720	4,552	35,185	-	-	-	-	-	(147,035)	-	-	483,892
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	11,359	-	-	24,327	1,054	-	-	-	-	-	-	-	-	-	36,740
Amount due to related parties	1,015	-	-	-	19	607	-	-	-	-	-	-	-	-	-	1,641
Operating lease liability-current	-	-	-	-	377	-	-	-	-	-	-	-	-	-	-	377
Advance from customers	-	-	-	-	-	15,192	-	-	-	-	-	-	-	-	-	15,192
Tax payable	-	-	-	-	2	75	-	-	-	-	-	-	-	-	-	77
Other payables	241	153,976	-	-	7,161	90	-	-	-	-	-	-	(153,976)	-	-	7,492
Total current liabilities	1,256	165,335	-	-	31,886	17,018	-	-	-	-	-	-	(153,976)	-	-	61,519
Total non-current liability	-	-	-	-	-	-	-	-	-	-			-	-	-	-
Total liabilities	1,256	165,335	-	-	31,886	17,018	-	-	-	-	-		(153,976)	-	-	61,519
Non-controlling interest	-	-	-	-	(3,619)	5	-	-	-	-	-	-	-	-	-	(3,614)
Shareholder’s equity
Paid up capital	54,301	387,283	-	-	70,951	(511,886)	16	-	-	-	-	-	-	-	-	665
Additional paid-in capital	177,227	-	-	-	-	513,953	39,165	-	-	-	-	-	-	-	-	730,345
Statutory Reserve	-	-	-	-	-	161	-	-	-	-	-	-	-	-	-	161
Retained earnings	(77,705)	(112,949)	-	-	(75,498)	(10,520)	-	-	-	-	-	-	-	-	-	(276,672)
Accumulated other comprehensive income (loss)	-	-	(27,278)	-	-	(4,179)	(3,996)	-	-	-	-	-	6,941	-	-	(28,512)
Total Shareholders’ equity	153,823	274,334	(27,278)	-	(4,547)	(12,471)	35,185	-	-	-	-	-	6,941	-	-	425,987
Total Liabilities and shareholders’ equity	155,079	439,669	-27,278	-	23,720	4,552	35,185	-	-	-	-	-	-147,035	-	-	483,892
	31-Dec-22
												Inter-	Subsidiaries	Subsidiaries
	SOS Ltd.	China SOS Ltd.	WOFE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	SOS Ltd. Adjustment(a)	China SOS Ltd. Adjustment	WOFE Adjustment	VIE Adjustment	company elimination (g)	Outside China Adjustment	Inside China Adjustment	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	7,193	154,568	883	-	41,049	55,799	-	-	-	-	-	-	-	259,492
Accounts receivable, net	-	-	-	-	16	2,416	-	-	-	-	-	-	-	2,432
Other receivables - net	4,741	-	11	-	(2,100)	49,054	-	-	-	-	(902)	-	-	55,004
Amount due from related parties	17,000	900	-	-	8,100	43,038	-	-	-	-	-	-	-	69,038
Inter-company receivable	151,010	24,989	294,670	-	(135,864)	(334,805)	-	-	-	-	-	-	-	-
Inventory	-	-	-	-	-	46,273	-	-	-	-	-	-	-	46,273
Tax recoverable	16	-	-		(7)	2,534	-	-	-	-	-	-	-	2,543
Intangible assets	-	6,289	-	-	117	-	-	-	-	-	-	-	-	6,406
Total current assets	179,960	186,746	295,564	-	(84,489)	(135,691)	-	-	-	-	(902)	-	-	441,188
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	921	-	-	-	-	-	-	-	-	921
Property equipment and software, net	-	4,462	-	-	7,999	92	-	-	-	-	-	-	-	12,553
Goodwill	72													72
Long-term investments	(19)	-	-	-	-	19	-	-	-	-	-	-	-	-
Investment in subsidiaries outside China	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Investment in WFOE	(314,335)	314,335	-	-	-	-	-	-	-	-	-	-	-	-
Investment in China SOS	(64,794)	-	-	-	64,794	-	-	-	-	-	-	-	-	-
Total non-current assets	(379,076)	318,797	-	-	73,714	111	-	-	-	-	-	-	-	13,546
Total assets	(199,116)	505,543	295,564	-	(10,775)	(135,580)	-	-	-	-	(902)	-	-	454,734

LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	11,359	-	-	406	1,069	-	-	-	-	-	-	-	12,834

Amount due to related parties	622	-	1	-	19	1	-	-	-	-	-	-	-	643
Operating lease liability-current	-	-	-	-	544	-	-	-	-	-	-	-	-	544
Advance from customers	-	-	-	-	-	20,385	-	-	-	-	-	-	-	20,385
Payroll payable	-	-	-	-	-	2	-	-	-	-	-	-	-	2
Tax payable	-	-	-	-	2	92	-	-	-	-	-	-	-	94
Other payables	241	153,976	-	-	6,693	(148,929)	-	-	-	-	(902)	-	-	11,079
Total current liabilities	863	165,335	1	-	7,664	(127,380)	-	-	-	-	(902)	-	-	45,581
Operating lease liability-noncurrent	-	-	-	-	377	-	-	-	-	-	-	-	-	377
Total non-current liability	-	-	-	-	377	-	-	-	-	-	-	-	-	377
Total liabilities	863	165,335	1	-	8,041	(127,380)	-	-	-	-	(902)	-	-	45,958
Non-controlling interest	-	-	-	-	(841)	15	-	-	-	-	-	-		(826)
Shareholders’ equity
Paid up capital	(818,741)	452,078	295,491		70,950	596	-	-	-	-	-	-	-	374
Additional paid-in capital	191,536	-	-	-	-	7	-	-	-	-	513,945		-	705,488
Statutory Reserve	513,945	-	-	-	-	59	-	-	-	-	(513,945)			59
Retained earnings	(60,680)	(111,870)	73	-	(88,925)	(11,518)	-	-	-	-	-	-	-	(272,920)
Accumulated other comprehensive income (loss)	(26,039)	-	(1)	-	-	2,641	-	-	-	-	-	-	-	(23,399)
Total Shareholders’ equity	(199,979)	340,208	295,563	-	(17,975)	(8,215)	-	-	-	-	-	-	-	409,602
Total Liabilities and shareholders’ equity	(199,116)	505,543	295,564	-	(10,775)	(135,580)	-	-	-	-	(902)	-	-	454,734

Notes

(a)	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up and additional paid-up capital by going through inter-company account;

(b)	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;

(c)	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;

(d)	China SOS received financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital and additional paid-up capital by going through inter-company account to offset other receivables and other payable;

(e)	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;

(f)	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;

(g)	This entry represents an inter-company elimination entry between SOS and SOSNY.
	31-Dec-24
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Subsidiaries Outside China	Subsidiaries inside China	Consolidation Adjustments(a)	Consolidation Adjustments(b)	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(10,451)	(1,951)	(10)	-	715	(1,908)	-		(13,605)
Net gain from discontinued operation						1			1
Net loss from continuing operation	(10,451)	(1,951)	(10)	-	715	(1,909)			(13,606)
Adjustments to reconcile net income net cash used in operating activities:									-
Depreciation of property, plant and equipment		-			-	10,904			10,904
Depreciation of ROU					377				377
Accretion of finance leases					6				6
Share-based compensation	7,735								7,735
Allowance for doubtful accounts - accounts receivable						196			196
Allowance for doubtful accounts - other receivable	-				-	(1,044)			(1,044)
Impairment of cryptocurrencies					781				781
Impairment of Mining Equipment									-
Inventory mark down						2,571			2,571
Loss on acquisition									-
Income from disposal of discontinued operations	-								-
Inventory					(256)	(5,027)			(5,283)
Changes in operating assets and liabilities
Accounts receivable	-					(2,017)			(2,017)
Trading Financial Assets						-			-
Other receivables	1,245	(483)			2,970	(72,999)			(69,267)
Inter-company account	1,909	2,875	(24)		3,019	(7,779)
Amount due from related parties		-			-	29,745			29,745
Intangible assets		-			(9,258)				(9,258)
Accrued liabilities						6,306			6,306
Tax payables						(452)			(452)
Accounts payable		-	-		(24,327)	98			(24,229)
Other payables	1,000	-	-		(5,701)	9,053	-		4,352
Amount due to related parties	(1,000)		-		-	1			(999)
Contract liabilities						-			-
Lease liability					-377				(377)
Net Cash used in Operating Activities - Continuing Operations	438	441	(34)	-	(32,051)	(32,353)	-	-	(63,559)
Net Cash generated from Operating Activities - Discontinued Operations						1			1
Net cash generated from/(used in) operating activities	438	441	(34)	-	(32,051)	(32,352)	-	-	(63,558)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment		-			-				-
Investment in equity									-
Proceed from disposals of discontiuned operations	-
Net cash (used in) generated from investing activities	-	-	-	-	-	-		-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	-						-	-	-
Proceed from private equity placement, net of issuance costs		-	-						-
Repayment of principle portion of lease liabilities					(288)				(288)
Proceeds from share issuance, net of issuance costs					24,838				24,838
Proceeds from disposal of subsidiaries	-								-
Net cash generated from (used in) financing activities	-	-	-	-	24,550	-	-	-	24,550
									-
EFFECT OF EXCHANGE RATES ON CASH	-					(2,685)			(2,685)

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	438	441	(34)	-	(7,397)	(35,141)		-	(41,693)
CASH AND CASH EQUIVALENTTS, beginning of year	19,447	156,811	859	-	54,990	47,070			279,177
CASH AND CASH EQUIVALENTTS, end of year	19,885	157,252	825	-	47,593	11,929		-	237,484
	31-Dec-23
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Subsidiaries Outside China	Subsidiaries inside China	Consolidation Adjustments(a)	Consolidation Adjustments(b)	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(11,311)	1,218	(67)	-	10,195	(3,686)	-		(3,651)
Net (loss) from discontinued operation	-	-	-	-	-	-	-	-	-
Net loss from continuing operation	(11,311)	1,218	(67)	-	10,195	(3,686)	-	-	(3,651)
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	-	-	-	-	-	4,975	-	-	4,975
Depreciation of ROU	-	-	-	-	800	-	-	-	800
Accretion of finance leases	-	-	-	-	32	-	-	-	32
Share-based compensation	7,264	-	-	-	-	-	-	-	7,264
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	451	-	-	451
Allowance for doubtful accounts - other receivable	180	-	-	-	6	42	-	-	228
Impairment of cryptocurrencies	-	-	-	-	970	-	-	-	970
Impairment of Mining Equipment	-	-	-	-	4,455	-	-	-	4,455
Inventory impairment	-	-	-	-	-	194	-	-	194
Inventory	-	-	-	-	(231)	13,435	-	-	13,204
Changes in operating assets and liabilities
Accounts receivable	-	-	-	-	-	1,172	-	-	1,172
Investment securities	-	-	-	-	-	(307)	-	-	(307)
Other receivables	(9,042)	(242,263)	-	-	(159,763)	(206,265)	592,139	-	(25,194)
Inter-company account	(128,413)	(22,213)	(286,198)	-	144,755	292,069	-	-	-
Amount due from related parties	17,000	-	-	-	-	12,456	-	-	29,456
Intangible assets	-	-	-	-	(15,960)	-	-	-	(15,960)
Accrued liabilities	-		-	-		(5,193)	-	-	(5,193)
Tax payables	-		-	-		1,247	-	-	1,247
Accounts payable	-	-	-	-	(79)	(15)	-	-	(94)
Other payables	-	-	-	-	1,674	149,019	(155,488)	-	(4,795)
Amount due to related parties	393	-	(1)	-	-	606	-	-	998
Lease liability	-	-	-	-	(544)	-	-	-	(544)
Net Cash used in Operating Activities - Continuing Operations	(123,929)	(263,258)	(286,266)	-	(13,690)	260,200	436,651	-	9,708
Net Cash generated from Operating Activities - Discontinued Operations	-	-	-	-	-	54	-	-	54

CASH FLOWS FROM INVESTING ACTIVITIES:						-	-
Purchase of property, equipment and equipment	-	-	-	-	-	-	-		-
Investment in equity	-	-	-	-	-	-			-
Proceed from disposals of discontinued operations	-	-	-	-	-	-	-
Net cash (used in) generated from investing activities	-	-	-	-	-	-	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	17,884	-	-	-	-	-	-	-	17,884
Proceed from private equity placement, net of issuance costs	-	-	-	-	-	-	-		-
Repayment of principle portion of lease liabilities	-	-	-	-	(288)	-	-		(288)
Proceeds from disposal of subsidiaries	-	-	-	-	-	-	-		-
Net cash generated from (used in) financing activities	17,884	-	-	-	(288)	-	-	0	17,596
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	-	-	-	(7,619)	-		(7,619)

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	(106,045)	(263,258)	(286,266)	-	(13,978)	252,581	436,651	-	19,685
CASH AND CASH EQUIVALENTTS, beginning of year	7,193	154,568	883	-	41,049	55,799	-		259,492
CASH AND CASH EQUIVALENTTS, end of year	19,447	156,811	859	0	54,990	47,070	-	-	279,177
	31-Dec-22
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Subsidiaries Outside China	Subsidiaries inside China	Consolidation Adjustments(a)	Consolidation Adjustments(b)	SOS Ltd. Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(10,284)	(114,515)	-	-	(78,243)	(26,405)	-	-	(229,447)
Net (loss) from discontinued operation	-	-	-	-	-	(261)	-	-	(261)
Net loss from continuing operation	(10,284)	(114,515)	-		(78,243)	(26,144)	-	-	(229,186)
Adjustments to reconcile net income net cash used in operating activities:									-
Depreciation of property, plant and equipment	-	3,143	-	-	4,783	34	-	-	7,960
Depreciation of ROU	-	-	-	-	693	-	-	-	693
Accretion of finance leases	-	-	-	-	75	-	-	-	75
Share-based compensation	14,714	-	-	-	-	-	-	-	14,714
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	(500)	-	-	(500)
Allowance for doubtful accounts - other receivable	9,422	92,817	-	-	12,402	56,201	-	-	170,842
Impairment of cryptocurrencies	-	8,425	-	-	-	-	-	-	8,425
Impairment of Mining Equipment	-	7,686	-	-	14,562	2,795	-	-	25,043
Inventory impairment	-	-	-	-	-	16,786	-	-	16,786
Loss on acquisition	-	-	-	-	-	-	-	-	-
Income from disposal of discontinued operations	-	-	-	-	-	-	-	-	-
Inventory	-	-	-		(16)	(5,251)	-		(5,267)
Changes in operating assets and liabilities	-	-	-	-	-	-	-	-	-
Accounts receivable	-	-	-	-	-	17,911	-	-	17,911
Other receivables	81,100	(39,738)	-	-	(90,554)	(10,891)	-	-	(60,083)
Inter-company account	(114,793)	(22,757)	(294,669)		132,373	299,846	-	-	-
Amount due from related parties	(20,830)	(113,769)	212,863	(2)	(47,708)	(79,347)	(4,941)	-	(53,732)
Intangible assets	-	(212)	-	-	(117)	-	-	-	(329)
Accrued liabilities	-	-	-	-	-	1,076	-	-	1,076
Tax payables	-	-	-	-	-	3,650	-	-	3,650
Accounts payable	-	-	-	-	407	1,051	-	-	1,458
Other payables	100	178,855	78,525		1,600	(253,320)	-	-	5,760
Amount due to related parties	-	-	-	-	-	607	-	-	607
Contract liabilities	-	-	-	-	-	-	-	-	-
Lease liability	-	-	-	-	921	-	-	-	921
Net Cash used in Operating Activities - Continuing Operations	(40,571)	(65)	(3,281)	(2)	(48,822)	24,504	(4,941)	-	(73,176)
Net Cash generated from Operating Activities - Discontinued Operations	-	-	-	-	-	261	-	-	261

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	(5,458)	-	-	(10,572)	-	-	-	(16,030)
Investment in equity									-
Proceed from disposals of discontinued operations	-	-	-	-	-	-	-	-	-
Net cash (used in) generated from investing activities	-	(5,458)	-	-	(10,572)	-	-	-	(16,030)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	18,463	-	-	-	-	-	-	-	18,463
Repayment of principle portion of lease liabilities	-	-	-	-	(768)	-	-	-	(768)
Proceeds from disposal of subsidiaries	17,000	-	-	-	-	-	-	-	17,000
Net cash generated from (used in) financing activities	35,463	-	-	-	(768)	-	-	-	34,695
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	-	-	-	(24,283)	-	-	(24,283)

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	(5,108)	(5,523)	(3,281)	(2)	(60,162)	482	(4,941)	-	(78,533)
CASH AND CASH EQUIVALENTTS, beginning of year	12,301	160,091	4,164	2	101,210	60,259	-	-	338,025
CASH AND CASH EQUIVALENTTS, end of year	7,193	154,568	883	-	41,048	60,742	-	-	264,434

Notes

(a)	This entry is to eliminate investment against equity accounts;

(b)	This entry is to offset legal expenses against gross proceeds from direct public offerings.